Templeton Global Investment Trust

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

tel 954.527.7500

fax 954.847.2288

March 23, 2015

Filed Via EDGAR (CIK #0000916488)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re: Templeton Global Investment Trust (the "Trust")

       on behalf of Templeton Frontier Markets Fund (the "Fund")

       File Nos. 033-73244 and 811-08226

       PRELIMINARY PROXY MATERIALS

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via the EDGAR system, please find a preliminary copy of the Proxy Statement, Notice of Meeting and Proxy to be furnished to shareholders of the Fund in connection with a special meeting of shareholders (the "Meeting") of the Fund, scheduled to be held on June 30, 2015. Definitive copies of these proxy materials are expected to be released to shareholders in April.

At the Meeting, shareholders will be asked to: (1) to approve an amendment to the current fundamental investment policy regarding industry concentration.

The Trust intends to mail definitive proxy materials to Fund shareholders if no comments by the Staff of the U.S. Securities and Exchange Commission are received within ten (10) days of the filing of these preliminary proxy materials.

Please direct any questions and comments relating to this filing to Tara Gormel, Esq. at 954/527-7583.

TEMPLETON GLOBAL INVESTMENT TRUST

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

LAW/dmm